RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500	12 Months Ended
Dec. 31, 2025
EBP 055
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500

L.	RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500
The following is a reconciliation of net assets available for benefits per the financial statements at December 31, 2025 and 2024 to Form 5500:

	2025	2024
	(expressed in thousands)
Net assets available for benefits per the financial statements	$7,368,267	$6,778,558

Amounts allocated to withdrawing participants	(4,654)	(1,802)

Net assets available for benefits per Form 5500	$7,363,613	$6,776,756
The following is a reconciliation of the net decrease in net assets available for benefits per the financial statement for the year ended December 31, 2025 to Form 5500:

2025
(expressed in thousands)
Net increase per financial statements	$589,709

Net change in amounts allocated to withdrawing participants	(2,852)

Net increase per Form 5500	$586,857